Goodwill and Other Intangibles - Other Intangible Assets and Related Accumulated Amortization (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	$ 2,285	$ 2,199
Other intangible assets subject to amortization, accumulated amortization	1,752	1,684
Other intangible assets subject to amortization, net	533	515
Total other intangible assets, gross	2,558	2,472
Other intangible assets not subject to amortization	1,752	1,684
Total other intangible assets, net	$ 806	788
Minimum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	5 years
Maximum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	25 years
Trademarks
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Total other intangible assets, gross	$ 273	273
Total other intangible assets, net	$ 273	273
Dealer networks
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	15 years
Other intangible assets subject to amortization, gross	$ 320	320
Other intangible assets subject to amortization, accumulated amortization	224	207
Other intangible assets subject to amortization, net	96	113
Patents, concessions and licenses and other
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	1,965	1,879
Other intangible assets subject to amortization, accumulated amortization	1,528	1,477
Other intangible assets subject to amortization, net	$ 437	$ 402
Patents, concessions and licenses and other | Minimum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	5 years
Patents, concessions and licenses and other | Maximum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	25 years